Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Column Small Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Select Fund
Class Name	Column Small Cap Select Fund
Trading Symbol	CFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the   Fund gained 3.17%,  underperforming the 8.17% gain of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small  U.S. companies. The Fund lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection detracted overall while contributions from sector allocation offset a portion of the losses. Stock selection within communication services and health care hurt the most, although an underweight to the health care sector helped performance. Behavioral health services provider, Acadia Healthcare Company, Inc., was the largest individual detractor for the Fund, as the company faced some regulatory and operational  headwinds. The Fund also benefited from an overweight to the well-performing information technology sector. In assessing Fund sub-adviser performance, Neuberger Berman Investment Advisers, LLC’s Small Cap Intrinsic Value strategy was the sole contributor to performance primarily via long-term strategic overweights to the communication services and information technology sectors. The Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the greatest detractor, mostly owing to weak stock picks within the communication services and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Select Fund	3.17	12.75
S&P 500 Total Return Index	15.88	23.09
Russell 2000 Total Return Index	8.17	15.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 1,436,948,002
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 5,302,878
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,436,948,002
Number of Holdings	385
Net Advisory Fee	$5,302,878
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	4.0%
Prosperity Bancshares, Inc.	1.6%
Teleflex, Inc.	1.4%
NCR Voyix Corp.	1.2%
Silicon Motion Technology Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Vimeo, Inc.	0.9%
Maximus, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
[1]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Fund
Class Name	Column Small Cap Fund
Trading Symbol	CFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund gained 4.05%,  underperforming the 8.17% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection detracted overall while contributions from sector allocations offset a portion of the losses. Stock selection within the industrials, information technology, and materials sectors hurt the most, though overweighing those well-performing sectors was additive. Behavioral health services provider, Acadia Healthcare Company, Inc., was the largest individual detractor for the Fund, as the company faced some regulatory and operational  headwinds. The Fund benefited from a modest overweight to the communication services sector’s outstanding performance and a relative underweight to the losing health care sector. In assessing Fund sub-adviser performance, American Century Investment Management Inc.’s Small Cap Growth strategy positively contributed to returns through both sector allocation and their stock selection picks. Conversely,  Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy trailed other Fund sub-advisers’ returns due to stock selection struggles, primarily in the financials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Fund	4.05	11.70
S&P 500 Total Return Index	15.88	23.09
Russell 2000 Total Return Index	8.17	15.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 479,081,656
Holdings Count | $ / shares	951
Advisory Fees Paid, Amount	$ 1,783,260
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$479,081,656
Number of Holdings	951
Net Advisory Fee	$1,783,260
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.0%
Auto Trader Group PLC	0.9%
nCino, Inc.	0.9%
Morningstar, Inc.	0.9%
ServisFirst Bancshares, Inc.	0.8%
Rightmove PLC	0.8%
Appfolio, Inc. - Class A	0.8%
iShares Russell 2000 Value ETF	0.7%
Commercial Metals Co.	0.7%
Enerpac Tool Group Corp.	0.7%
[2]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Select Fund
Class Name	Column Mid Cap Select Fund
Trading Symbol	CFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund returned 5.10%,  underperforming the 12.58% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized  U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.
Relative to the Russell  Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance, particularly in the health care and information technology sectors. Sector allocation had a neutral impact, as an overweight to the weakly-performing industrials sector and a modest underweight to the top-performing information technology sector offset gains from overweighting financials and underweighting real estate. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return  Index during the fiscal year. In assessing Fund sub-adviser performance,  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy and EARNEST Partners, LLC’s Mid Cap Core were the largest detractors primarily due to stock selection struggles in a relatively concentrated portfolio and the omission of speculative AI-names, respectively. Palantir Technologies Inc. was the largest individual detractor on a relative basis as the top contributing company in the Russell Midcap Total Return Index over the trailing year was not held by the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Select Fund	5.10	11.12
S&P 500 Total Return Index	15.88	23.09
Russell Midcap Total Return Index	12.58	17.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 2,596,311,517
Holdings Count | $ / shares	199
Advisory Fees Paid, Amount	$ 8,307,755
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,596,311,517
Number of Holdings	199
Net Advisory Fee	$8,307,755
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.4%
Houlihan Lokey, Inc.	2.2%
AMETEK, Inc.	1.7%
Ross Stores, Inc.	1.7%
HEICO Corp. - Class A	1.7%
Broadridge Financial Solutions, Inc.	1.6%
LPL Financial Holdings, Inc.	1.5%
Monolithic Power Systems, Inc.	1.5%
Teledyne Technologies, Inc.	1.5%
Equifax, Inc.	1.4%
[3]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Fund
Class Name	Column Mid Cap Fund
Trading Symbol	CFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund returned 7.67%,  underperforming the 12.58% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.
Relative to the Russell  Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance during the fiscal year, particularly within the information technology sector. Sector allocation had a neutral impact as overweighing the  underperforming industrials and health care sectors dragged on returns, while leaning into financials and away from real estate contributed positively to performance. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return Index during the fiscal year. In assessing Fund sub-adviser performance,  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy and EARNEST Partners, LLC’s Mid Cap Core were the largest detractors, primarily due to stock selection struggles in a relatively concentrated portfolio and the omission of speculative AI-names, respectively. Palantir Technologies Inc. was the largest individual detractor on a relative basis as the Fund was notably underweight the top contributing company in the Russell Midcap Total Return Index over the trailing year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Fund	7.67	13.60
S&P 500 Total Return Index	15.88	23.09
Russell Midcap Total Return Index	12.58	17.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 996,855,498
Holdings Count | $ / shares	700
Advisory Fees Paid, Amount	$ 3,121,195
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$996,855,498
Number of Holdings	700
Net Advisory Fee	$3,121,195
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.0%
Monolithic Power Systems, Inc.	1.3%
Houlihan Lokey, Inc.	1.2%
LPL Financial Holdings, Inc.	1.2%
Cencora, Inc.	0.9%
AMETEK, Inc.	0.9%
HEICO Corp. - Class A	0.8%
Broadridge Financial Solutions, Inc.	0.8%
CBRE Group, Inc. - Class A	0.8%
Ross Stores, Inc.	0.8%
[4]
Updated Prospectus Web Address	https://columnfunds.com/literature

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.